Private Placement (Details)	Dec. 18, 2025 $ / shares shares
Private Placement Units [Member]
Private Placement [Line Items]
Price per share | $ / shares	$ 10
Number of shares in a unit	1
Purchased shares	570,000
Private Placement Units [Member] | Business Combination [Member]
Private Placement [Line Items]
Number of shares in a unit	1
Private Placement Right [Member]
Private Placement [Line Items]
Number of shares in a unit	1
Cantor Fitzgerald & Co [Member] | Private Placement Units [Member]
Private Placement [Line Items]
Purchased shares	200,000
Sponsor [Member] | Private Placement Units [Member]
Private Placement [Line Items]
Purchased shares	370,000